Rule 497(e)
                                                           33-34841 and 811-6011

                              THE MONTGOMERY FUNDS

                       Supplement dated March 9, 1998 to:

                                   Prospectus
           dated October 15, 1997, as supplemented December 30, 1997


For the Class R Shares of the Montgomery Global Asset Allocation Fund

The Montgomery Global Asset Allocation Fund will cease operations effective as of April 30, 1998.

                                                                 Rule 497(e)
                                                           33-34841 and 811-6011


                              THE MONTGOMERY FUNDS

                       Supplement dated March 9, 1998 to:

                                   Prospectus
                             dated December 31, 1996


For the Class P and Class L Shares of the Montgomery  Global  Asset  Allocation
Fund

The Montgomery Global Asset Allocation Fund will cease operations effective as of April 30, 1998.

                                                                  Rule 497(e)
                                                           33-34841 and 811-6011


                              THE MONTGOMERY FUNDS

                       Supplement dated March 9, 1998 to:

                       Statement of Additional Information
            dated October 15, 1997, as supplemented December 30, 1997


For the Montgomery  Global  Asset  Allocation Fund

The Montgomery Global Asset Allocation Fund will cease operations effective as of April 30, 1998.